PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

Property and equipment consist of the following as of December 31, 2022 and June 30, 2022.

	December 31, 2022	June 30, 2022
	(Unaudited)
Office equipment at cost	$25,971	$28,623
Less: Accumulated depreciation	(24,888)	(26,600)

Total property, plant, and equipment	$1,083	$2,023

Property and equipment consist of the following as of June 30:

	2022	2021

Office equipment at cost	$28,623	$28,623
Less: Accumulated depreciation	(26,600)	(24,368)

Total property, plant, and equipment	$2,023	$4,255